UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
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Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            GLENHILL CAPITAL OVERSEAS GP, LTD.
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Address:         598 MADISON AVENUE, 12TH FLOOR
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                 NEW YORK, NEW YORK 10022
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Form 13F File Number: 028-10962


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Glenn J. Krevlin
Title:      Sole Director
Phone:      (646) 432-0600

Signature, Place, and Date of Signing:

    /s/ GLENN J. KREVLIN          New York, New York         May 15, 2007
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          [Signature]                [City, State]                [Date]

Previous 13F filings for this entity, dating from the quarter ending June 20, 2004 through the quarter ending December 31, 2006, inadvertently used the incorrect Form 13F File Number of 28-10404. Beginning with this filing and going forward, filings will reflect the correct Form 13F File Number of 28-10962.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

028-10461                        Glenhill Advisors, LLC
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